UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2004

Item 1. Reports to Stockholders

Spartan®

New York Municipal
Money Market Fund

and

Fidelity®
New York Municipal
Money Market Fund

Annual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Spartan New York Municipal Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New York Municipal Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan New York Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 1/31/04	% of fund's investments 7/31/03	% of fund's investments 1/31/03
0 - 30	73.7	79.9	64.9
31 - 90	11.2	3.4	13.3
91 - 180	10.5	6.7	8.8
181 - 397	4.6	10.0	13.0
Weighted Average Maturity
	1/31/04	7/31/03	1/31/03
Spartan New York Municipal Money Market Fund	37 Days	44 Days	58 Days
New York Tax-Free Retail Money Market Funds Average*	38 Days	47 Days	44 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2004	As of July 31, 2003
Variable Rate Demand Notes (VRDNs) 66.4%	Variable Rate Demand Notes (VRDNs) 62.3%
Commercial Paper (including CP Mode) 7.1%	Commercial Paper (including CP Mode) 6.8%
Tender Bonds 4.0%	Tender Bonds 2.2%
Municipal Notes 17.3%	Municipal Notes 15.0%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 4.4%
Other Investments 3.4%	Other Investments 5.6%
Net Other Assets 1.8%	Net Other Assets 3.7%

Current and Historical Seven-Day Yields

	2/02/04	11/03/03	7/28/03	4/28/03	2/03/03
Spartan New York Municipal Money Market Fund	0.59%	0.67%	0.56%	0.98%	0.89%
If Fidelity had not reimbursed certain fund expenses	0.56%	0.64%	0.53%	0.95%	0.86%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Spartan New York Municipal Money Market Fund

Investments January 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 98.2%
	Principal Amount	Value (Note 1)
New Jersey/Pennsylvania - 0.5%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series SGA 89, 1.05% (Liquidity Facility Societe Generale) (a)(c)	$ 5,000,000	$ 5,000,000
New York - 95.7%
Bank of New York Muni. Ctfs. trust various states Bonds Series BNY 2, 1.1%, tender 4/21/04 (Liquidity Facility Bank of New York New York) (a)(c)(d)	4,390,000	4,390,000
Battery Park City Auth. Rev. Participating VRDN Series ROC II R4531, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,345,000	5,345,000
Buffalo Swr. Auth. Swr. Sys. Rev. Bonds 2.5% 7/1/04 (FSA Insured)	5,385,000	5,415,911
Chautauqua County Indl. Dev. Auth. Civic Facilities Rev. Series 2000 A, 0.99%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,450,000	2,450,000
Cold Spring Hbr. Central School District TAN 1.5% 6/30/04	4,000,000	4,008,921
Deer Park Union Free School District TAN 1.5% 6/30/04	6,000,000	6,012,643
East Meadow Union Free School District BAN 1.75% 8/20/04	12,800,000	12,854,971
Erie County Indl. Dev. Agcy. School Facility Rev. Participating VRDN Series MS 854, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	12,309,000	12,309,000
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1213, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,500,000	6,500,000
Half Hollow Hills Central School District of Huntington & Babylon TAN 1.5% 6/29/04	12,000,000	12,024,697
Hempstead Town Gen. Oblig. BAN Series A, 2% 2/6/04	10,800,000	10,801,243
Hicksville Union Free School District TAN 1.5% 6/29/04	2,000,000	2,004,036
Islip Gen. Oblig. BAN:
1.25% 7/16/04	9,000,000	9,007,559
1.5% 7/16/04	2,000,000	2,003,933
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 1.04%, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,400,000	1,400,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Participating VRDN:
Series Merlots 98 65, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	4,995,000	4,995,000
Series Merlots 98 66, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	1,045,000	1,045,000
Sub Series 1B, 0.98%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,000,000	8,000,000
Sub Series 2B, 1%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	6,500,000	6,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205, 0.98% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 12,300,000	$ 12,300,000
Series EGL 02 6007, 0.98% (Liquidity Facility Citibank NA, New York) (a)(c)	2,700,000	2,700,000
Series EGL 98 3203, 0.98% (Liquidity Facility Citibank NA, New York) (a)(c)	4,900,000	4,900,000
Series EGL 98 3204, 0.98% (Liquidity Facility Citibank NA, New York) (a)(c)	4,100,000	4,100,000
Series PA 1098, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,400,000	3,400,000
Metro. Trans. Auth. Rev.:
Bonds Series B, 3% 11/15/04	2,000,000	2,027,286
Participating VRDN:
Series EGL 02 6021, 0.98% (Liquidity Facility Citibank NA, New York) (a)(c)	3,300,000	3,300,000
Series EGL 02 6023, 0.98% (Liquidity Facility Citibank NA, New York) (a)(c)	5,200,000	5,200,000
Series FRRI 02 F, 0.98% (Liquidity Facility Bank of New York New York) (a)(c)	1,600,000	1,600,000
Series MS 884, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	7,800,000	7,800,000
Series MSTC 7001, 0.97% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	2,500,000	2,500,000
Series PA 1036, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,995,000	6,995,000
Series PA 1040, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,400,000	5,400,000
Series PA 1083, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,895,000	4,895,000
Series PT 030051, 0.98% (Liquidity Facility Citibank NA, New York) (a)(c)	5,145,000	5,145,000
Series PT 1103, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,400,000	6,400,000
Series PT 1725, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,200,000	3,200,000
Series PT 1946, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,665,000	11,665,000
Series ROC II R258, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,715,000	5,715,000
Metro. Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series Merlots 02 A43, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,400,000	2,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Svc. Contract Rev. Participating VRDN: - continued
Series MS 01 686, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	$ 11,035,000	$ 11,035,000
Series PT 1967, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,475,000	6,475,000
Series PT 1968, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,635,000	8,635,000
Metro. Trans. Auth. Transit Facilities Rev.:
Participating VRDN Series Merlots 00 F, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,000,000	5,000,000
Series A, 1% 4/8/04, LOC ABN-AMRO Bank NV, CP	4,400,000	4,400,000
Nassau County Gen. Oblig. TAN Series A, 2% 4/15/04	4,000,000	4,007,658
New York City Gen. Oblig.:
Bonds:
Series 1995 E, 6.6% 8/1/04	1,500,000	1,540,037
Series A, 7% 8/1/04	2,000,000	2,057,359
Series B:
5% 8/1/04	1,025,000	1,044,240
6% 8/15/04	3,000,000	3,076,993
Participating VRDN:
Series LB 03 L40J, 0.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	9,200,000	9,200,000
Series LB 03 L41J, 0.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	21,800,000	21,800,000
Series ROC 251, 1.02% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	11,100,000	11,100,000
Series SGB 35, 0.97% (Liquidity Facility Societe Generale) (a)(c)	13,000,000	13,000,000
RAN Series A, 2% 4/15/04	18,200,000	18,238,910
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 3207, 0.98% (Liquidity Facility Citibank NA, New York) (a)(c)	7,115,000	7,115,000
Series Merlots 00 DDD, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,980,000	3,980,000
Series PA 1022, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,000,000	9,000,000
Series PA 921, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	25,970,000	25,969,998
Series PA 960, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,295,000	4,295,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued Participating VRDN:
Series Putters 297, 0.98% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 7,520,000	$ 7,520,000
Series ROC II R1015, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,260,000	4,260,000
Series ROC II R3, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,000,000	5,000,000
Series SGB 25, 0.98% (Liquidity Facility Societe Generale) (a)(c)	13,200,000	13,200,000
Series 1, 1.03% 2/19/04 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	23,900,000	23,900,000
Series 2003 7, 1.05% 2/4/04, CP	17,500,000	17,500,000
Series 6, 1.05% 2/18/04 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	10,650,000	10,650,000
New York State Dorm. Auth. Lease Rev. Participating VRDN Series PT 903, 0.97% (Liquidity Facility BNP Paribas SA) (a)(c)	8,995,000	8,995,000
New York State Dorm. Auth. Revs.:
Bonds Series FRRI 02 L25J, 1%, tender 3/17/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(d)	6,600,000	6,600,000
Participating VRDN:
Series Merlots 00 A30, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,505,000	8,505,000
Series Merlots 00 G, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,000,000	8,000,000
Series Merlots 00 X, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,000,000	4,000,000
Series Merlots 01 A65, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,495,000	3,495,000
Series Merlots 02 A56, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	22,365,000	22,365,000
Series MS 875, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	6,315,000	6,315,000
Series MSDW 00 305, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	5,200,000	5,200,000
Series 1997, 1.01% 3/10/04, CP	3,080,000	3,080,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series MS 731, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	8,200,000	8,200,000
Series ROC II R4001, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,510,000	6,510,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN: - continued
Series ROC II R5021, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 2,895,000	$ 2,895,000
Series ROCS RR II R1062, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,415,000	7,415,000
New York State Gen. Oblig. Bonds:
Series 2003 A, 2% 3/15/04	8,845,000	8,853,953
Series B, 1.02%, tender 8/5/04, LOC Dexia Cr. Local de France (a)	8,500,000	8,500,000
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series MS 859, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	5,525,000	5,525,000
New York State Pwr. Auth. & Gen. Purp. Rev. Bonds 0.9%, tender 3/2/04 (a)	23,475,000	23,475,000
New York State Thruway Auth. Series 2001:
1.03% 3/11/04 (Liquidity Facility Landesbank Hessen-Thuringen), CP	4,400,000	4,400,000
1.03% 3/18/04 (Liquidity Facility Landesbank Hessen-Thuringen), CP	13,200,000	13,200,000
New York State Thruway Auth. Gen. Rev.:
Participating VRDN Series SG 121, 1% (Liquidity Facility Societe Generale) (a)(c)	6,565,000	6,565,000
BAN 1.125% 3/25/04	11,800,000	11,800,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Bonds:
Series A, 5.8% 4/1/11 (Pre-Refunded to 4/1/04 @ 102) (b)	4,725,000	4,856,345
Series B, 1.5% 4/1/04	3,200,000	3,202,695
Participating VRDN:
Series EGL 03 0017, 0.98% (Liquidity Facility Citibank NA, New York) (a)(c)	13,965,000	13,965,000
Series MS 00 368, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	3,500,000	3,500,000
Series MS 01 691, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	6,322,500	6,322,500
Series MSTC 9045, 0.99% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,990,000	9,990,000
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 00 3205, 0.98% (Liquidity Facility Citibank NA, New York) (a)(c)	6,325,000	6,324,462
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN: - continued
Series EGL 00 3208, 0.98% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 14,850,000	$ 14,850,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,300,000	6,300,000
New York Transitional Fin. Auth. Rev.:
Bonds Series C, 5% 2/15/04	1,510,000	1,512,296
Participating VRDN:
Series FRRI 02 L21, 0.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	8,975,000	8,975,000
Series Merlots 99 G, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,300,000	11,300,000
Series Merlots A40, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,120,000	5,120,000
Series Merlots B35, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,800,000	2,800,000
Series MS 00 433, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	1,817,500	1,817,500
Series MS 881, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	12,075,000	12,075,000
Series MSDW 00 319, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	5,465,000	5,465,000
Series PT 1716, 0.99% (Liquidity Facility WestLB AG) (a)(c)	5,910,000	5,910,000
Series PT 1839, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,700,000	6,700,000
Series PT 647, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,800,000	9,800,000
Series ROC II R1039, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,395,000	2,395,000
Series ROC II R2054, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,815,000	3,815,000
Series 2003 3B, 0.99% (Liquidity Facility Bank of New York New York), VRDN (a)	3,100,000	3,100,000
Series 2003 3H, 1% (Liquidity Facility Bank of New York New York), VRDN (a)	6,000,000	6,000,000
1% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,315,000	3,315,000
North Colonie Central School District BAN 1.5% 4/28/04	5,700,000	5,707,930
Northport-East Northport Union Free School District TAN 1.75% 6/30/04	6,400,000	6,418,528
Oyster Bay Gen. Oblig. BAN 2% 1/21/05	4,700,000	4,736,029
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Port Washington Union Free School District:
BAN 1.25% 7/8/04	$ 2,675,000	$ 2,677,193
TAN:
1.25% 6/24/04	3,000,000	3,003,731
1.5% 6/24/04	10,000,000	10,015,943
Rockville Ctr. Union Free School District TAN 1.5% 6/29/04	4,000,000	4,008,860
Smithtown Central School District TAN:
1.5% 6/29/04	8,000,000	8,017,752
1.75% 6/29/04	7,300,000	7,319,649
Southampton Union Free School District TAN 1.5% 6/24/04	2,000,000	2,004,287
Suffolk County Gen. Oblig. TAN 1.75% 8/12/04	11,700,000	11,745,162
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 1.05%, LOC Key Bank NA, VRDN (a)	2,400,000	2,400,000
Syosset Central School District TAN 1.1% 6/29/04	10,700,000	10,699,493
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 0.96%, LOC Fleet Nat'l. Bank, VRDN (a)	10,950,000	10,950,000
Syracuse Gen. Oblig. RAN Series B, 1.75% 6/30/04, LOC Bank of New York New York	11,700,000	11,736,698
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PA 1230, 1.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,250,000	5,250,000
Series PT 2056, 1.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,500,000	7,500,000
Series PT 893, 1.02% (Liquidity Facility Depfa Bank Plc) (a)(c)	8,795,000	8,795,000
Series ROCS RR II R2033, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,450,000	3,450,000
Series ROCS RR II R2034, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,965,000	2,965,000
Series ROCS RR II R4508, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,325,000	2,325,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 1.05%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,535,000	5,535,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6024, 0.98% (Liquidity Facility Citibank NA, New York) (a)(c)	6,000,000	6,000,000
Series EGL 03 0004 Class A, 0.98% (Liquidity Facility Citibank NA, New York) (a)(c)	4,500,000	4,500,000
Series EGL 030055, 0.98% (Liquidity Facility Citibank NA, New York) (a)(c)	3,045,000	3,045,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN: - continued
Series MSTC 02 207, 0.97% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	$ 9,995,000	$ 9,995,000
Series PA 1074, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Series PA 948, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,200,000	7,200,000
Series ROC II R1008, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,180,000	3,180,000
Series ROC II R1032, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,350,000	5,350,000
Series ROCS RR II R2013, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,860,000	3,860,000
Series SGB 43, 0.98% (Liquidity Facility Societe Generale) (a)(c)	15,500,000	15,500,000
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 1%, LOC Key Bank NA, VRDN (a)	3,545,000	3,545,000
Yonkers Gen. Oblig.:
Bonds Series A, 6% 8/1/04 (FGIC Insured)	1,020,000	1,045,275
RAN 2% 5/14/04, LOC Bank of New York New York	4,500,000	4,513,312
		1,027,009,988
New York & New Jersey - 1.0%
Port Auth. of New York & New Jersey:
Bonds Series TT, 3.625% 4/15/04	2,000,000	2,010,461
Participating VRDN Series MS 766, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	4,245,000	4,245,000
Series 4, 1.05%, VRDN (a)	4,400,000	4,400,000
		10,655,461
Ohio - 0.7%
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 B1, 1%, LOC JPMorgan Chase Bank, VRDN (a)	7,500,000	7,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - 0.3%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series MS 01 846, 0.98% (Liquidity Facility Morgan Stanley) (a)(c)	$ 3,200,000	$ 3,200,000
TOTAL INVESTMENT PORTFOLIO - 98.2%		1,053,365,449
NET OTHER ASSETS - 1.8%		19,193,014
NET ASSETS - 100%		$ 1,072,558,463
Total Cost for Income Tax Purposes $ 1,053,365,449
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,990,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Bank of New York Muni. Ctfs. trust various states Bonds Series BNY 2, 1.1%, tender 4/21/04 (Liquidity Facility Bank of New York New York)	10/1/03	$ 4,390,000
New York State Dorm. Auth. Revs. Bonds Series FRRI 02 L25J, 1%, tender 3/17/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/22/03	$ 6,600,000
Income Tax Information

During the fiscal year ended January 31, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 12.81% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004

Assets
Investment in securities, at value - See accompanying schedule		$ 1,053,365,449
Cash		6,638,664
Receivable for investments sold		20,088,094
Receivable for fund shares sold		782,861
Interest receivable		3,819,318
Receivable from investment adviser for expense reductions		20,218
Other receivables		2,823
Total assets		1,084,717,427

Liabilities
Payable for fund shares redeemed	$ 11,725,764
Distributions payable	45,239
Accrued management fee	384,900
Other payables and accrued expenses	3,061
Total liabilities		12,158,964

Net Assets		$ 1,072,558,463
Net Assets consist of:
Paid in capital		$ 1,072,531,636
Accumulated net realized gain (loss) on investments		26,827
Net Assets, for 1,072,256,910 shares outstanding		$ 1,072,558,463
Net Asset Value, offering price and redemption price per share ($1,072,558,463 ÷ 1,072,256,910 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2004

Investment Income
Interest		$ 12,463,563

Expenses
Management fee	$ 4,827,452
Non-interested trustees' compensation	5,756
Total expenses before reductions	4,833,208
Expense reductions	(462,213)	4,370,995
Net investment income		8,092,568
Net realized gain (loss) on investment securities		108,545
Net increase in net assets resulting from operations		$ 8,201,113

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2004	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,092,568	$ 11,442,286
Net realized gain (loss)	108,545	73,515
Net increase (decrease) in net assets resulting from operations	8,201,113	11,515,801
Distributions to shareholders from net investment income	(8,092,568)	(11,442,286)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	532,273,826	748,024,564
Reinvestment of distributions	7,526,084	10,412,595
Cost of shares redeemed	(630,742,728)	(535,487,764)
Net increase (decrease) in net assets and shares resulting from share transactions	(90,942,818)	222,949,395
Total increase (decrease) in net assets	(90,834,273)	223,022,910

Net Assets
Beginning of period	1,163,392,736	940,369,826
End of period	$ 1,072,558,463	$ 1,163,392,736

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.011	.022	.036	.028
Distributions from net investment income	(.007)	(.011)	(.022)	(.036)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.72%	1.14%	2.23%	3.68%	2.86%
Ratios to Average Net Assets C
Expenses before expense reductions	.43%	.43%	.48%	.50%	.50%
Expenses net of voluntary waivers, if any	.40%	.40%	.47%	.50%	.50%
Expenses net of all reductions	.39%	.37%	.44%	.49%	.50%
Net investment income	.72%	1.13%	2.22%	3.62%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,072,558	$ 1,163,393	$ 940,370	$ 904,171	$ 809,088

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 1/31/04	% of fund's investments 7/31/03	% of fund's investments 1/31/03
0 - 30	76.8	80.2	65.9
31 - 90	9.8	4.7	11.7
91 - 180	6.4	4.5	8.7
181 - 397	7.0	10.6	13.7
Weighted Average Maturity
	1/31/04	7/31/03	1/31/03
Fidelity New York Municipal Money Market Fund	36 Days	45 Days	58 Days
New York Tax-Free Retail Money Market Funds Average*	38 Days	47 Days	44 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2004	As of July 31, 2003
Variable Rate Demand Notes (VRDNs) 67.9%	Variable Rate Demand Notes (VRDNs) 68.3%
Commercial Paper (including CP Mode) 6.1%	Commercial Paper (including CP Mode) 3.1%
Tender Bonds 4.4%	Tender Bonds 1.4%
Municipal Notes 13.9%	Municipal Notes 15.8%
Fidelity Municipal Cash Central Fund 0.9%	Fidelity Municipal Cash Central Fund 0.8%
Other Investments 3.2%	Other Investments 6.2%
Net Other Assets 3.6%	Net Other Assets 4.4%

Current and Historical Seven-Day Yields

	2/02/04	11/03/03	7/28/03	4/28/03	2/03/03
Fidelity New York Municipal Money Market Fund	0.50%	0.57%	0.48%	0.84%	0.79%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity New York Municipal Money Market Fund

Investments January 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 96.4%
	Principal Amount	Value (Note 1)
New York - 93.8%
Bank of New York Muni. Ctfs. trust various states Bonds Series BNY 2, 1.1%, tender 4/21/04 (Liquidity Facility Bank of New York New York) (a)(f)(g)	$ 10,600,000	$ 10,600,000
Chautauqua County Indl. Dev. Auth. Civic Facilities Rev. Series 2000 A, 0.99%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,410,000	4,410,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 1.15%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	1,420,000	1,420,000
(Mmars 2nd Prog. Trayer, Inc. Proj.) Series A, 1.1%, LOC HSBC Bank USA, VRDN (a)(d)	3,000,000	3,000,000
Cold Spring Hbr. Central School District TAN 1.5% 6/30/04	2,500,000	2,505,576
Deer Park Union Free School District TAN 1.5% 6/30/04	1,500,000	1,503,161
East Meadow Union Free School District BAN 1.75% 8/20/04	32,410,000	32,549,188
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 0.97%, LOC HSBC Bank USA, VRDN (a)(d)	3,800,000	3,800,000
Elwood Union Free School District TAN Series 2003-2004, 1.5% 6/29/04	3,000,000	3,006,274
Erie County Indl. Dev. Agcy. School Facility Rev. Participating VRDN Series MS 854, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	15,116,000	15,116,000
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1207, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	11,595,000	11,595,000
Half Hollow Hills Central School District of Huntington & Babylon TAN 1.5% 6/29/04	19,000,000	19,039,103
Hempstead Town Gen. Oblig. BAN:
Series A, 2% 2/6/04	27,270,000	27,273,138
Series B, 1.75% 4/16/04	5,075,000	5,081,684
Huntington Unified Free School District TAN 1.5% 6/29/04	9,000,000	9,018,894
Ithaca City Gen. Oblig. BAN 1.5% 8/6/04	17,251,930	17,298,195
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	15,020,000	15,020,000
Series EGL 02 6003, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	7,700,000	7,700,000
Series EGL 02 6007, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	7,140,000	7,140,000
Series EGL 98 3203, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	6,700,000	6,700,000
Series EGL 98 3204, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	8,900,000	8,900,000
Series Floaters 01 704, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	36,276,000	36,276,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN: - continued
Series MS 868, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	$ 14,445,000	$ 14,445,000
Series PA 1098, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,700,000	8,700,000
Series PA 619, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,995,000	6,995,000
Metro. Trans. Auth. Rev. Participating VRDN:
Series EGL 02 6023, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	12,835,000	12,835,000
Series EGL 02 6028, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	5,145,000	5,145,000
Series EGL 03 37, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	7,235,000	7,235,000
Series FRRI 02 F, 0.98% (Liquidity Facility Bank of New York New York) (a)(f)	4,074,500	4,074,500
Series Merlots 02 A52, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,470,000	5,470,000
Series MS 724X, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	6,995,000	6,995,000
Series MS 862, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	4,660,000	4,660,000
Series MSTC 7001, 0.97% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	9,995,000	9,995,000
Series PA 1040, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	22,370,000	22,370,000
Series PA 1084, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,665,000	8,665,000
Series PT 1466, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	10,845,000	10,845,000
Series PT 1725, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,405,000	7,405,000
Series ROC II R4010, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,220,000	5,220,000
Metro. Trans. Auth. Svc. Contract Rev.:
Bonds:
Series 2002 A, 3% 7/1/04	3,000,000	3,024,971
Series B, 3% 7/1/04	8,725,000	8,796,318
Participating VRDN:
Series EGL 02 6000, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	8,100,000	8,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Svc. Contract Rev. Participating VRDN: - continued
Series PT 1439, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	$ 7,330,000	$ 7,330,000
Series PT 1756, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,715,000	5,715,000
Series PT 1836, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	10,015,000	10,015,000
Series ROC II R2083, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,290,000	5,290,000
Series ROC II R4548, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	6,485,000	6,485,000
Metro. Trans. Auth. Transit Facilities Rev.:
Participating VRDN Series Merlots 00 F, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(f)	11,165,000	11,165,000
Series A, 1% 4/8/04, LOC ABN-AMRO Bank NV, CP	10,600,000	10,600,000
Monroe County Arpt. Auth. Arpt. Rev. Bonds Series Putters 123, 1.03%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)(g)	5,600,000	5,600,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 1.1%, LOC HSBC Bank USA, VRDN (a)(d)	920,000	920,000
(AJL Manufacturing Proj.) Series 1996 A, 1.15%, LOC Key Bank NA, VRDN (a)(d)	4,865,000	4,865,000
(Flower City Proj.) 1.15%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	5,160,000	5,160,000
Nassau County Gen. Oblig. TAN Series A, 2% 4/15/04	6,150,000	6,161,775
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (CR/PL, Inc. Proj.) Series 1985, 1.6%, LOC Lasalle Bank NA, VRDN (a)	4,930,000	4,930,000
Nassau County Interim Fin. Auth. Participating VRDN Series SGA 00 108, 0.97% (Liquidity Facility Societe Generale) (a)(f)	26,100,000	26,100,000
Nassau County Tobacco Settlement Corp. Participating VRDN Series PA 1211, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	10,535,000	10,535,000
New York City Gen. Oblig.:
Bonds:
Series 1997 L, 5.3% 8/1/04	15,220,000	15,528,600
Series 2003 A, 2% 8/1/04	10,000,000	10,042,796
Series A, 7% 8/1/04	5,000,000	5,143,565
Series B:
2% 8/1/04	3,970,000	3,987,969
6% 8/15/04	2,890,000	2,964,013
Series D, 8% 2/1/05	1,810,000	1,930,727
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Bonds:
Series I, 6% 3/15/04	$ 1,500,000	$ 1,508,365
Series Merlots 03 A37, 1.1%, tender 8/11/04 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	11,620,000	11,620,000
Participating VRDN:
Series EGL 03 0016, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	14,850,000	14,850,000
Series LB 03 L40J, 0.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	55,200,000	55,200,000
Series LB 03 L41J, 0.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	26,000,000	26,000,000
Series MS 00 394, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	6,915,000	6,915,000
Series ROC 251, 1.02% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	27,000,000	27,000,000
Series ROC II R22, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	7,385,000	7,385,000
RAN Series A, 2% 4/15/04	63,800,000	63,935,793
New York City Hsg. Dev. Corp. Multi-family Rev. (West 55th Street Dev. Proj.) 1%, LOC Bayerische Hypo Und Verein Ag, VRDN (a)(d)	14,900,000	14,900,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Air Express Int'l. Corp. Proj.) Series 1997, 1.02%, LOC Wachovia Bank NA, VRDN (a)(d)	9,000,000	9,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Bonds 4% 6/15/04 (Escrowed to Maturity) (e)	9,000,000	9,101,359
Participating VRDN:
Series EGL 3207, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	13,900,000	13,900,000
Series Merlots 00 DDD, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(f)	7,950,000	7,950,000
Series MS 01 599, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	5,600,000	5,600,000
Series MS 01 687, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	3,860,000	3,860,000
Series PA 1022, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	24,625,000	24,625,000
Series PA 921, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	17,300,000	17,300,000
Series PA 960, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	20,000,000	20,000,000
Series Putters 198, 0.98% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. - continued Participating VRDN:
Series ROC II R1015, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	$ 10,450,000	$ 10,450,000
Series SGB 25, 0.98% (Liquidity Facility Societe Generale) (a)(f)	49,900,000	49,900,000
Series 1:
1.01% 3/4/04 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	10,000,000	10,000,000
1.03% 2/19/04 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	27,100,000	27,100,000
Series 2003 7, 1.05% 2/4/04, CP	42,500,000	42,500,000
Series 6:
0.95% 2/24/04 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	20,000,000	20,000,000
1.05% 2/18/04 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	26,850,000	26,850,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 00 3203, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	7,000,000	7,000,000
Series EGL 00 3206, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	13,000,000	13,000,000
Series EGL 01 3202, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	3,300,000	3,300,000
New York City Trust Cultural Resources Rev. Participating VRDN Series MS 01 596, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	3,300,000	3,300,000
New York Local Govt. Assistance Corp. Participating VRDN Series MS 852, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	9,000,000	9,000,000
New York State Dorm. Auth. Revs.:
Bonds:
(State Univ. Edl. Facilities Proj.) Series A, 5.4% 5/15/04	3,000,000	3,036,853
Series FRRI 02 L25J, 1%, tender 3/17/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)(g)	32,375,000	32,375,000
Participating VRDN:
Series EGL 03 0002, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	4,720,000	4,720,000
Series Merlots 00 G, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(f)	15,620,000	15,620,000
Series Merlots 00 X, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(f)	8,500,000	8,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs. - continued
Participating VRDN:
Series Merlots 01 A30, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(f)	$ 2,990,000	$ 2,990,000
Series Merlots 02 A56, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(f)	58,410,000	58,410,000
Series MS 01 600, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	14,775,000	14,775,000
Series MS 01 769, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	10,935,000	10,935,000
Series MS 831, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	11,590,000	11,590,000
Series MS 894, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	6,600,000	6,600,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series EGL 94 3206, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	14,850,000	14,850,000
Series MS 181, 1% (Liquidity Facility Morgan Stanley) (a)(d)(f)	10,870,000	10,870,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series EGG 03 0010, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	8,250,000	8,250,000
Series EGL 030056, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	5,000,000	5,000,000
Series MS 01 652, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	31,970,000	31,970,000
Series MS 731, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	12,300,000	12,300,000
Series ROCS RR II R1062, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	6,490,000	6,490,000
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	10,000,000	10,000,000
New York State Gen. Oblig. Bonds:
Series 2003 D, 1.5% 6/15/04	8,295,000	8,312,286
Series B, 1.02%, tender 8/5/04, LOC Dexia Cr. Local de France (a)	21,500,000	21,500,000
New York State Hsg. Fin. Agcy. Rev.:
(1500 Lexington Ave. Hsg. Proj.) Series 2002 A, 1.01%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	20,300,000	20,300,000
(360 West 43rd Street Hsg. Proj.) Series A, 0.96%, LOC Fannie Mae, VRDN (a)(d)	12,000,000	12,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
(66 West 38th Street Proj.) Series A, 1.01%, LOC Bayerische Hypo Und Verein Ag, VRDN (a)(d)	$ 20,900,000	$ 20,900,000
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.95%, LOC Fannie Mae, VRDN (a)(d)	14,000,000	14,000,000
(900 Eighth Avenue Hsg. Proj.) Series A, 0.99%, LOC Key Bank NA, VRDN (a)(d)	12,800,000	12,800,000
(Chelsea Apts. Proj.) Series A, 0.98%, LOC Fannie Mae, VRDN (a)(d)	24,300,000	24,300,000
(East 39th Street Hsg. Proj.) Series A, 0.95%, LOC Fannie Mae, VRDN (a)(d)	16,600,000	16,600,000
(Lakeview Homes II Hsg. Proj.) 0.98%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,000,000	3,000,000
(South Cove Plaza Proj.) Series A, 0.98%, LOC Freddie Mac, VRDN (a)(d)	6,240,000	6,240,000
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 1.11%, LOC Bayerische Hypo Und Verein Ag, VRDN (a)(d)	28,500,000	28,500,000
Series 2001 A, 1.11%, LOC Bayerische Hypo Und Verein Ag, VRDN (a)(d)	2,500,000	2,500,000
(Victory Hsg. Proj.):
Series 2000 A, 0.98%, LOC Key Bank NA, VRDN (a)(d)	16,000,000	16,000,000
Series 2001 A, 0.98%, LOC Key Bank NA, VRDN (a)(d)	34,000,000	34,000,000
Series 2002 A, 0.98%, LOC Key Bank NA, VRDN (a)(d)	22,000,000	22,000,000
(Worth Street Hsg. Proj.) Series A, 0.96%, LOC Fannie Mae, VRDN (a)(d)	37,000,000	37,000,000
New York State Mtg. Agcy. Rev. Participating VRDN:
Series Merlots 00 A33, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(f)	4,280,000	4,280,000
Series Merlots 00 B3, 1.04% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	710,000	710,000
Series Merlots 97 J, 1.04% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	23,115,000	23,115,000
Series MSTC 00 89, 1.07% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(f)	3,330,000	3,330,000
Series PA 29, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,715,000	5,715,000
Series PT 1204, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,550,000	2,550,000
Series PT 15A, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	915,000	915,000
Series PT 322, 1.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,595,000	2,595,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Mtg. Agcy. Rev. Participating VRDN: - continued
Series ROC II R181, 1.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(f)	$ 5,965,000	$ 5,965,000
New York State Muni. Bond Bank Agcy. Spl. School Purp. Rev. Participating VRDN Series PT 2066, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	14,475,000	14,475,000
New York State Pwr. Auth. & Gen. Purp. Rev.:
Bonds 0.9%, tender 3/2/04 (a)	8,000,000	8,000,000
Series 1994 1, 0.95% 3/12/04, CP	20,000,000	20,000,000
New York State Thruway Auth. Series 2001, 1.03% 3/11/04 (Liquidity Facility Landesbank Hessen-Thuringen), CP	10,600,000	10,600,000
New York State Thruway Auth. Gen. Rev.:
Participating VRDN Series SGA 66, 0.97% (Liquidity Facility Societe Generale) (a)(f)	18,900,000	18,900,000
BAN 1.125% 3/25/04	28,100,000	28,100,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Bonds:
Series B, 1.5% 4/1/04	17,700,000	17,714,908
Series Putters 330, 1.17%, tender 10/14/04 (Liquidity Facility J.P. Morgan Chase & Co.) (a)(f)(g)	16,625,000	16,625,000
Participating VRDN:
Series ROC II R4506, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	1,805,000	1,805,000
Series ROC II R5012, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	3,080,000	3,080,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(f)	6,700,000	6,700,000
New York Transitional Fin. Auth. Rev.:
Bonds Series PT 751, 1.15%, tender 8/5/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)(g)	9,995,000	9,995,000
Participating VRDN:
Series EGL 030036, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	1,300,000	1,300,000
Series EGL 030052, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	29,700,000	29,700,000
Series FRRI 02 L11, 0.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	29,900,000	29,900,000
Series Merlots 99 G, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(f)	22,695,000	22,695,000
Series Merlots A40, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(f)	33,540,000	33,540,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York Transitional Fin. Auth. Rev. - continued
Participating VRDN:
Series Merlots B35, 0.99% (Liquidity Facility Wachovia Bank NA) (a)(f)	$ 7,000,000	$ 7,000,000
Series MS 00 433, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	650,000	650,000
Series MS 01 698, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	15,969,500	15,969,500
Series MS 8099, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	85,000	85,000
Series PA 1114, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,295,000	3,295,000
Series PA 536, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,445,000	6,445,000
Series PA 618, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,995,000	6,995,000
Series PT 1399, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	19,490,000	19,490,000
Series PT 1717, 0.99% (Liquidity Facility WestLB AG) (a)(f)	5,395,000	5,395,000
Series PT 1761, 0.99% (Liquidity Facility WestLB AG) (a)(f)	5,400,000	5,400,000
Series PT 1814, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,370,000	5,370,000
Series PT 1839, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	13,980,000	13,980,000
Series PT 2025, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,475,000	7,475,000
Series PT 647, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	33,675,000	33,675,000
Series Putters 129, 0.98% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(f)	12,900,000	12,900,000
Series Putters 305, 0.98% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(f)	10,000,000	10,000,000
Series ROC II R1039, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,860,000	5,860,000
Series ROC II R2019, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	10,665,000	10,665,000
Series ROC II R3003, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	6,745,000	6,745,000
Series 2003 3B, 0.99% (Liquidity Facility Bank of New York New York), VRDN (a)	23,000,000	23,000,000
Niagara Frontier Trans. Auth. Arpt. Rev. Bonds Series Putters 121, 1.03%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)(g)	3,495,000	3,495,000
North Colonie Central School District BAN 1.5% 4/28/04	14,300,000	14,319,896
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Northport-East Northport Union Free School District:
BAN:
Series A, 1.75% 4/30/04	$ 14,000,000	$ 14,020,188
1.5% 4/30/04	4,000,000	4,004,338
TAN:
1.5% 6/30/04	15,000,000	15,030,415
1.75% 6/30/04	10,600,000	10,629,969
Oswego County Indl. Dev. Agcy. Indl. Rev. (Engraph, Inc. Proj.) Series 1989, 1.05%, LOC Suntrust Bank, VRDN (a)(d)	1,220,000	1,220,000
Oyster Bay Gen. Oblig. BAN 2% 1/21/05	12,072,000	12,164,540
Oyster Bay-East Norwich Central School District TAN 1.5% 6/29/04	4,000,000	4,009,008
Pittsford Central School District BAN 1.5% 4/2/04	8,200,000	8,205,401
Port Washington Union Free School District BAN 1.5% 7/8/04	10,000,000	10,018,621
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.98%, LOC European American Bank Uniondale, VRDN (a)(d)	4,640,000	4,640,000
Rockland County Indl. Dev. Agcy. Indl. Dev. Rev. (INSL-X Prod. Corp. Proj.) Series 1990, 1.05%, LOC Bank of New York New York, VRDN (a)(d)	1,400,000	1,400,000
Rockville Ctr. Union Free School District TAN 1.5% 6/29/04	6,700,000	6,714,841
Sachem Central School District of Holbrook BAN 1.5% 7/22/04	10,010,000	10,034,650
Schenectady County Indl. Dev. Agcy. Rev. (Super Steel Schenectady Proj.) Series 1996 A, 1.02%, LOC Key Bank NA, VRDN (a)(d)	1,800,000	1,800,000
Smithtown Central School District TAN:
1.5% 6/29/04	4,000,000	4,008,876
1.75% 6/29/04	22,700,000	22,763,795
Suffolk County Gen. Oblig. TAN 1.75% 8/12/04	28,300,000	28,409,238
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 1.05%, LOC Key Bank NA, VRDN (a)	1,580,000	1,580,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 1.01%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,500,000	5,500,000
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PA 1228, 1.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,000,000	7,000,000
Series PT 2056, 1.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	18,270,000	18,270,000
Series PT 893, 1.02% (Liquidity Facility Depfa Bank Plc) (a)(f)	21,200,000	21,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Tobacco Settlement Fing. Corp. Participating VRDN: - continued
Series ROC II R233, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	$ 2,495,000	$ 2,495,000
Series ROCS RR II R4508, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,800,000	5,800,000
Series ROCS RR II R5006, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	3,350,000	3,350,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 1.05%, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,500,000	13,500,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6011, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	7,200,000	7,200,000
Series EGL 02 6024, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	13,690,000	13,690,000
Series EGL 03 0004 Class A, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	10,700,000	10,700,000
Series EGL 030055, 0.98% (Liquidity Facility Citibank NA, New York) (a)(f)	19,000,000	19,000,000
Series MS 01 598, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	7,190,000	7,190,000
Series PA 1070, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	15,995,000	15,995,000
Series PA 1074, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	17,400,000	17,400,000
Series PA 948, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	17,590,000	17,590,000
Series PA 956, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,995,000	8,995,000
Series PT 1608, 1% (Liquidity Facility WestLB AG) (a)(f)	4,885,000	4,885,000
Series ROC II R1008, 0.98% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	7,620,000	7,620,000
Series SGB 43, 0.98% (Liquidity Facility Societe Generale) (a)(f)	3,650,000	3,650,000
Williamsville Central School District BAN 1.25% 6/24/04	13,080,000	13,087,909
		2,632,963,196
New York & New Jersey - 1.6%
Port Auth. New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN Series Merlots 00 B5, 1.03% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,275,000	2,275,000
Series 4, 1.01%, VRDN (a)(d)	13,750,000	13,750,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. of New York & New Jersey:
Participating VRDN:
Series ROC 238, 1.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(f)	$ 3,460,000	$ 3,460,000
Series ROC II R42, 1.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(f)	6,155,000	6,155,000
Series 1991 2, 1.03%, VRDN (a)(d)(g)	6,400,000	6,400,000
Series 1997 2, 1.15%, VRDN (a)(d)	1,600,000	1,600,000
Series 2001 2, 1.15%, VRDN (a)(d)	11,500,000	11,500,000
		45,140,000
Puerto Rico - 0.1%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series MS 01 846, 0.98% (Liquidity Facility Morgan Stanley) (a)(f)	2,300,000	2,300,000
Other - 0.9%
Fidelity Municipal Cash Central Fund, 1.01% (b)(c)	25,557,100	25,557,100
TOTAL INVESTMENT PORTFOLIO - 96.4%		2,705,960,296
NET OTHER ASSETS - 3.6%		100,344,065
NET ASSETS - 100%		$ 2,806,304,361
Total Cost for Income Tax Purposes $ 2,705,960,296
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $96,710,000 or 3.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Bank of New York Muni. Ctfs. trust various states Bonds Series BNY 2, 1.1%, tender 4/21/04 (Liquidity Facility Bank of New York New York)	10/1/03	$ 10,600,000
Monroe County Arpt. Auth. Arpt. Rev. Bonds Series Putters 123, 1.03%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	7/24/01	$ 5,600,000
New York City Gen. Oblig. Bonds Series Merlots 03 A37, 1.1%, tender 8/11/04 (Liquidity Facility Wachovia Bank NA)	8/8/03	$ 11,620,000
New York State Dorm. Auth. Revs. Bonds Series FRRI 02 L25J, 1%, tender 3/17/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/22/03 - 6/20/03	$ 32,375,000
Security	Acquisition Date	Cost
New York State Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series Putters 330, 1.17%, tender 10/14/04 (Liquidity Facility J.P. Morgan Chase & Co.)	9/5/03	$ 16,625,000
New York Transitional Fin. Auth. Rev. Bonds Series PT 751, 1.15%, tender 8/5/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/27/03	$ 9,995,000
Niagara Frontier Trans. Auth. Arpt. Rev. Bonds Series Putters 121, 1.03%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	9/22/99 - 1/4/02	$ 3,495,000
Port Auth. of New York & New Jersey Series 1991 2, 1.03%, VRDN	12/3/03	$ 6,400,000
Income Tax Information

During the fiscal year ended January 31, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 15.86% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004

Assets
Investment in securities, at value - See accompanying schedule		$ 2,705,960,296
Cash		16,796,089
Receivable for investments sold		49,290,074
Receivable for fund shares sold		46,098,539
Interest receivable		9,047,419
Prepaid expenses		14,632
Other receivables		8,037
Total assets		2,827,215,086

Liabilities
Payable for fund shares redeemed	$ 19,714,595
Distributions payable	21,019
Accrued management fee	860,893
Other affiliated payables	280,483
Other payables and accrued expenses	33,735
Total liabilities		20,910,725

Net Assets		$ 2,806,304,361
Net Assets consist of:
Paid in capital		$ 2,805,668,839
Accumulated net realized gain (loss) on investments		635,522
Net Assets, for 2,804,981,661 shares outstanding		$ 2,806,304,361
Net Asset Value, offering price and redemption price per share ($2,806,304,361 ÷ 2,804,981,661 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2004

Investment Income
Interest		$ 30,617,463

Expenses
Management fee	$ 10,477,344
Transfer agent fees	3,114,761
Accounting fees and expenses	286,942
Non-interested trustees' compensation	14,007
Custodian fees and expenses	45,605
Registration fees	25,106
Audit	43,305
Legal	34,800
Miscellaneous	7,689
Total expenses before reductions	14,049,559
Expense reductions	(306,248)	13,743,311
Net investment income		16,874,152
Net realized gain (loss) on investment securities		649,491
Net increase in net assets resulting from operations		$ 17,523,643

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2004	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,874,152	$ 26,166,771
Net realized gain (loss)	649,491	216,566
Net increase (decrease) in net assets resulting from operations	17,523,643	26,383,337
Distributions to shareholders from net investment income	(16,874,152)	(26,166,771)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,191,255,211	5,887,153,586
Reinvestment of distributions	16,703,804	25,876,177
Cost of shares redeemed	(6,147,053,746)	(5,633,999,080)
Net increase (decrease) in net assets and shares resulting from share transactions	60,905,269	279,030,683
Total increase (decrease) in net assets	61,554,760	279,247,249

Net Assets
Beginning of period	2,744,749,601	2,465,502,352
End of period	$ 2,806,304,361	$ 2,744,749,601

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.010	.021	.035	.027
Distributions from net investment income	(.006)	(.010)	(.021)	(.035)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.61%	1.02%	2.14%	3.61%	2.78%
Ratios to Average Net Assets B
Expenses before expense reductions	.51%	.51%	.52%	.54%	.56%
Expenses net of voluntary waivers, if any	.51%	.51%	.52%	.54%	.56%
Expenses net of all reductions	.50%	.48%	.48%	.53%	.56%
Net investment income	.61%	1.01%	2.09%	3.55%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,806,304	$ 2,744,750	$ 2,465,502	$ 1,953,480	$ 1,565,236

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2004

1. Significant Accounting Policies.

Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund (the funds) are funds of Fidelity New York Municipal Trust II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fidelity New York Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide Spartan New York Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Fidelity New York Municipal Money Market Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month.

For the period, the transfer agent fees were equivalent to an annual rate of .11% of average net assets.

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan New York Municipal Money Market Fund	$ 59,547
Fidelity New York Municipal Money Market Fund	105,239

4. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan New York Municipal Money Market Fund	.40%	$ 341,652

In addition, through arrangements with Fidelity New York Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. The expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity New York Municipal Money Market Fund	$ 45,543	$ 260,705

In addition, through an arrangement with Spartan New York Municipal Money Market Fund's custodian and transfer agent, $120,561 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity New York Municipal Trust II and the Shareholders of Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund (funds of Fidelity New York Municipal Trust II), including the portfolios of investments, as of January 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund as of January 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 12, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of New York Municipal Money Market (2001) and Spartan New York Municipal Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity New York Municipal Trust II. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2000

Vice President of New York Municipal Money Market and Spartan New York Municipal Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of New York Municipal Money Market and Spartan New York Municipal Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of New York Municipal Money Market and Spartan New York Municipal Money Market. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of New York Municipal Money Market and Spartan New York Municipal Money Market. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1986 or 1990

Assistant Treasurer of New York Municipal Money Market (1986) and Spartan New York Municipal Money Market (1990). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NYS-UANN-0304
1.789256.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, January 31, 2004, Fidelity New York Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity New York Municipal Money Market Fund and Spartan New York Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Fidelity New York Municipal Money Market Fund	$22,000	$17,000
Spartan New York Municipal Money Market Fund	$31,000	$17,000
All funds in the Fidelity Group of Funds audited by Deloitte	$4,100,000	$2,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Audit-Related Fees billed by Deloitte for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A, B	2003 A, B
Fidelity New York Municipal Money Market Fund	$0	$0
Spartan New York Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Audit-Related Fees that were billed by Deloitte that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A, B	2003A, B
Deloitte	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Tax Fees billed by Deloitte for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A, B	2003A, B
Fidelity New York Municipal Money Market Fund	$3,300	$3,000
Spartan New York Municipal Money Market Fund	$3,300	$3,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Tax Fees billed by Deloitte that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B
Deloitte	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Other Fees billed by Deloitte for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A, B	2003A, B
Fidelity New York Municipal Money Market Fund	$0	$0
Spartan New York Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Other Fees billed by Deloitte that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B
Deloitte	$290,000	$640,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to Deloitte for the fiscal year ended January 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte is as follows:

Fund	2004
Fidelity New York Municipal Money Market Fund	0%
Spartan New York Municipal Money Market Fund	0%

(g) For the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate fees billed by Deloitte of $1,450,000A,B and $1,750,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A,B	2003A,B
Covered Services	$300,000	$650,000
Non-Covered Services	$1,150,000	$1,100,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte to Fund Service Providers to be compatible with maintaining the independence of Deloitte in its audit of the funds, taking into account representations from Deloitte, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 25, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 24, 2004